Quarterly Report
September 30, 2023
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II
WGS-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 95.8%
Foreign Bonds – 62.4%
Australia – 1.2%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	1,845,000	$992,849
Belgium – 4.8%
Kingdom of Belgium, 1%, 6/22/2031	EUR	2,525,000	$2,254,681
Kingdom of Belgium, 1.25%, 4/22/2033 (n)		960,000	841,903
Kingdom of Belgium, 0.4%, 6/22/2040		925,000	568,701
Kingdom of Belgium, 1.6%, 6/22/2047		590,000	404,667
			$4,069,952
Brazil – 2.1%
Federative Republic of Brazil, 10%, 1/01/2027	BRL	6,000,000	$1,164,513
Federative Republic of Brazil, 10%, 1/01/2029		3,300,000	623,269
			$1,787,782
Canada – 0.4%
Government of Canada, 2%, 6/01/2032	CAD	480,000	$300,372
China – 0.8%
People's Republic of China, 2.79%, 12/15/2029	CNY	5,000,000	$687,558
Czech Republic – 1.0%
Czech Republic, 2.5%, 8/25/2028	CZK	22,000,000	$860,165
France – 2.7%
Republic of France, 3%, 5/25/2033	EUR	2,100,000	$2,151,762
Republic of France, 1.25%, 5/25/2038		200,000	153,926
			$2,305,688
Germany – 2.2%
Federal Republic of Germany, 0.5%, 2/15/2028	EUR	2,000,000	$1,921,036
Greece – 2.6%
Hellenic Republic (Republic of Greece), 4.25%, 6/15/2033 (n)	EUR	1,450,000	$1,521,706
Hellenic Republic (Republic of Greece), 4.375%, 7/18/2038		700,000	718,539
			$2,240,245
Italy – 6.5%
Republic of Italy, 3%, 8/01/2029	EUR	2,400,000	$2,375,768
Republic of Italy, 0.6%, 8/01/2031 (n)		1,525,000	1,204,980
Republic of Italy, 2.45%, 9/01/2033		830,000	725,868
Republic of Italy, 3.35%, 3/01/2035 (n)		1,395,000	1,286,553
			$5,593,169
Japan – 15.8%
Government of Japan, 2.1%, 12/20/2027	JPY	1,400,000,000	$10,092,947
Government of Japan, 0.4%, 9/20/2040		335,000,000	1,935,082
Government of Japan, 1.5%, 12/20/2044		97,000,000	650,194
Government of Japan, 0.6%, 9/20/2050		71,000,000	368,702
Government of Japan, 0.9%, 3/20/2057		81,000,000	435,386
			$13,482,311
Mexico – 1.7%
United Mexican States, 7.5%, 6/03/2027	MXN	9,000,000	$471,341
United Mexican States, 7.5%, 5/26/2033		20,400,000	994,078
			$1,465,419

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
New Zealand – 3.7%
Government of New Zealand, 4.5%, 5/15/2030	NZD	3,010,000	$1,724,882
Government of New Zealand, 3.5%, 4/14/2033		2,460,000	1,275,770
Government of New Zealand, 2.75%, 4/15/2037		350,000	155,691
			$3,156,343
Peru – 0.6%
Republic of Peru, 6.95%, 8/12/2031	PEN	2,000,000	$522,358
South Korea – 1.4%
Republic of Korea, 1.375%, 6/10/2030	KRW	1,850,000,000	$1,164,895
Spain – 3.7%
Kingdom of Spain, 3.8%, 4/30/2024	EUR	1,000,000	$1,056,273
Kingdom of Spain, 2.55%, 10/31/2032		1,230,000	1,176,615
Kingdom of Spain, 4.7%, 7/30/2041		615,000	681,652
Kingdom of Spain, 1%, 10/31/2050		550,000	271,904
			$3,186,444
Sweden – 2.3%
Kingdom of Sweden, 0.75%, 5/12/2028	SEK	11,180,000	$922,842
Kingdom of Sweden, 1.75%, 11/11/2033		12,320,000	1,012,072
			$1,934,914
United Kingdom – 8.5%
United Kingdom Treasury, 4.5%, 6/07/2028	GBP	3,275,000	$3,996,754
United Kingdom Treasury, 0.375%, 10/22/2030		620,000	577,771
United Kingdom Treasury, 0.875%, 7/31/2033		1,465,000	1,285,289
United Kingdom Treasury, 1.75%, 9/07/2037		792,000	679,427
United Kingdom Treasury, 3.75%, 7/22/2052		249,000	251,526
United Kingdom Treasury, 4%, 1/22/2060		275,000	291,049
United Kingdom Treasury, 3.5%, 7/22/2068		165,000	156,322
			$7,238,138
Uruguay – 0.4%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	15,991,000	$382,635
Total Foreign Bonds			$53,292,273
U.S. Bonds – 33.4%
Asset-Backed & Securitized – 0.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.132%, 11/15/2054 (i)		$1,027,106	$51,155
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “XA”, 0.846%, 10/15/2054 (i)(n)		3,162,040	119,416
			$170,571
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$133,410
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$42,000	$39,062
Mortgage-Backed – 0.4%
Freddie Mac, 1.262%, 9/25/2030 (i)		$329,805	$21,752
Freddie Mac, 0.632%, 9/25/2031 (i)		2,295,212	80,548
Freddie Mac, 0.955%, 9/25/2031 (i)		706,831	37,613
Freddie Mac, 0.441%, 11/25/2031 (i)		3,422,551	79,986
Freddie Mac, 0.597%, 12/25/2031 (i)		3,444,413	111,024
Freddie Mac, 0.665%, 12/25/2031 (i)		568,544	20,530
			$351,453

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Municipals – 0.3%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	$100,000	$91,100
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	80,000	77,727
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	65,000	60,790
		$229,617
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.57%, 6/01/2025	$756	$746
Small Business Administration, 5.09%, 10/01/2025	693	676
Small Business Administration, 5.21%, 1/01/2026	9,576	9,377
Small Business Administration, 2.22%, 3/01/2033	168,661	149,019
		$159,818
U.S. Treasury Obligations – 32.1%
U.S. Treasury Bonds, 0.25%, 6/15/2024	$2,350,000	$2,265,639
U.S. Treasury Bonds, 3.125%, 8/31/2029	3,015,000	2,778,511
U.S. Treasury Bonds, 3.5%, 2/15/2033	4,270,000	3,917,725
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	3,856,400	3,734,984
U.S. Treasury Bonds, 2.75%, 11/15/2042	1,976,000	1,442,557
U.S. Treasury Bonds, 2.5%, 2/15/2045	1,160,000	787,712
U.S. Treasury Bonds, 3%, 2/15/2049	2,570,000	1,878,610
U.S. Treasury Notes, 2.375%, 5/15/2027	3,710,000	3,421,316
U.S. Treasury Notes, 2.875%, 8/15/2028 (f)	5,910,000	5,457,285
U.S. Treasury Notes, 1.25%, 8/15/2031	2,275,000	1,778,143
		$27,462,482
Total U.S. Bonds		$28,546,413
Total Bonds		$81,838,686
Investment Companies (h) – 3.9%
Money Market Funds – 3.9%
MFS Institutional Money Market Portfolio, 5.4% (v)	3,358,218	$3,358,890

Other Assets, Less Liabilities – 0.3%		266,822
Net Assets – 100.0%		$85,464,398
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,358,890 and $81,838,686, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,974,558, representing 5.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna

Portfolio of Investments (unaudited) – continued
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 9/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	67,103	USD	43,144	Brown Brothers Harriman	10/20/2023	$24
CNH	3,147,522	USD	430,510	State Street Bank Corp.	10/20/2023	923
KRW	1,343,060,953	USD	993,903	Barclays Bank PLC	10/05/2023	1,452
KRW	3,042,419,644	USD	2,251,476	Citibank N.A.	10/05/2023	3,290
KRW	303,555,000	USD	224,639	Goldman Sachs International	10/05/2023	328
NZD	203,564	USD	121,326	Brown Brothers Harriman	10/20/2023	680
NZD	764,259	USD	456,128	Merrill Lynch International	10/20/2023	1,932
USD	894,619	AUD	1,363,272	Brown Brothers Harriman	10/20/2023	17,623
USD	362,606	AUD	551,464	Deutsche Bank AG	10/20/2023	7,848
USD	177,276	AUD	270,437	Merrill Lynch International	10/20/2023	3,303
USD	441,647	AUD	680,777	Morgan Stanley Capital Services, Inc.	10/20/2023	3,701
USD	1,340,163	AUD	2,032,061	State Street Bank Corp.	10/20/2023	32,931
USD	375,681	AUD	579,949	UBS AG	10/20/2023	2,598
USD	1,167,784	BRL	5,756,472	Barclays Bank PLC	12/04/2023	31,645
USD	216,478	BRL	1,089,341	Goldman Sachs International	12/04/2023	1,478
USD	970,530	CAD	1,285,182	HSBC Bank	10/20/2023	24,101
USD	1,153,104	CNH	8,317,843	Barclays Bank PLC	10/20/2023	12,971
USD	441,264	CNH	3,214,569	Morgan Stanley Capital Services, Inc.	10/20/2023	640
USD	481,215	CZK	10,696,590	Barclays Bank PLC	10/20/2023	17,940
USD	440,153	CZK	9,770,162	Morgan Stanley Capital Services, Inc.	10/20/2023	17,003
USD	61,420	EUR	57,211	Brown Brothers Harriman	10/20/2023	892
USD	1,953,250	EUR	1,767,815	HSBC Bank	10/20/2023	82,926
USD	2,678,414	EUR	2,451,672	JPMorgan Chase Bank N.A.	10/20/2023	84,582
USD	1,059,244	EUR	988,992	Morgan Stanley Capital Services, Inc.	10/20/2023	12,904
USD	1,953,423	EUR	1,755,815	State Street Bank Corp.	10/20/2023	95,796
USD	527,759	EUR	493,427	UBS AG	10/20/2023	5,720
USD	335,261	GBP	270,101	Barclays Bank PLC	10/20/2023	5,677
USD	487,255	GBP	379,065	Brown Brothers Harriman	10/20/2023	24,710
USD	259,444	GBP	204,030	HSBC Bank	10/20/2023	10,481
USD	930,324	GBP	743,699	JPMorgan Chase Bank N.A.	10/20/2023	22,844
USD	1,310,555	GBP	1,042,557	Merrill Lynch International	10/20/2023	38,400
USD	1,532,942	GBP	1,207,225	Morgan Stanley Capital Services, Inc.	10/20/2023	59,855
USD	945,818	GBP	732,978	State Street Bank Corp.	10/20/2023	51,420
USD	2,254,078	GBP	1,800,558	UBS AG	10/20/2023	56,990
USD	125,701	JPY	18,038,471	Brown Brothers Harriman	10/20/2023	4,666
USD	358,966	JPY	51,227,996	JPMorgan Chase Bank N.A.	10/20/2023	15,237
USD	59,988	JPY	8,928,944	Merrill Lynch International	10/20/2023	76
USD	52,069	JPY	7,716,024	Morgan Stanley Capital Services, Inc.	10/20/2023	296
USD	1,046,952	KRW	1,343,060,953	Barclays Bank PLC	10/05/2023	51,597
USD	1,217,025	KRW	1,610,635,597	Citibank N.A.	1/26/2024	15,068

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	2,320,731	KRW	3,042,419,644	Citibank N.A.	10/05/2023	$65,965
USD	237,193	KRW	303,555,000	Goldman Sachs International	10/05/2023	12,225
USD	1,252,421	MXN	21,364,386	Deutsche Bank AG	10/20/2023	30,005
USD	87,397	MXN	1,508,903	State Street Bank Corp.	10/20/2023	1,061
USD	360,191	NZD	583,207	Barclays Bank PLC	10/20/2023	10,645
USD	176,923	NZD	290,988	State Street Bank Corp.	10/20/2023	2,519
USD	5,391,421	NZD	8,627,488	UBS AG	10/20/2023	220,526
USD	175,344	PEN	655,017	Barclays Bank PLC	11/03/2023	2,717
USD	54,882	SEK	563,462	Goldman Sachs International	10/20/2023	3,274
USD	434,119	SEK	4,647,322	JPMorgan Chase Bank N.A.	10/20/2023	8,468
USD	2,442,248	SEK	24,983,822	Merrill Lynch International	10/20/2023	153,968
USD	441,028	SEK	4,786,039	Morgan Stanley Capital Services, Inc.	10/20/2023	2,672
USD	929	TWD	29,000	Citibank N.A.	11/02/2023	28
						$1,336,621
Liability Derivatives
AUD	333,499	USD	230,309	HSBC Bank	10/20/2023	$(15,768)
AUD	333,471	USD	229,319	JPMorgan Chase Bank N.A.	10/20/2023	(14,796)
AUD	2,037,072	USD	1,332,375	Merrill Lynch International	10/20/2023	(21,920)
AUD	676,353	USD	448,062	Morgan Stanley Capital Services, Inc.	10/20/2023	(12,962)
AUD	704,800	USD	478,647	State Street Bank Corp.	10/20/2023	(25,248)
AUD	1,072,622	USD	733,064	UBS AG	10/20/2023	(43,043)
CAD	285,116	USD	210,994	Deutsche Bank AG	10/20/2023	(1,030)
CAD	1,188,582	USD	893,784	Goldman Sachs International	10/20/2023	(18,492)
CAD	343,712	USD	255,168	HSBC Bank	10/20/2023	(2,052)
CAD	1,995,400	USD	1,485,585	UBS AG	10/20/2023	(16,139)
CNH	3,126,193	USD	441,331	HSBC Bank	10/20/2023	(12,822)
DKK	1,485,214	USD	225,191	Deutsche Bank AG	10/20/2023	(14,471)
EUR	407,642	USD	447,792	Brown Brothers Harriman	10/20/2023	(16,512)
EUR	2,600,000	USD	2,859,093	Citibank N.A.	10/20/2023	(108,330)
EUR	1,319,779	USD	1,426,497	HSBC Bank	10/20/2023	(30,190)
EUR	1,298,237	USD	1,414,830	JPMorgan Chase Bank N.A.	10/20/2023	(41,313)
EUR	487,166	USD	550,066	Morgan Stanley Capital Services, Inc.	10/20/2023	(34,651)
EUR	1,536,283	USD	1,705,143	State Street Bank Corp.	10/20/2023	(79,779)
EUR	423,544	USD	470,087	UBS AG	10/20/2023	(21,983)
GBP	2,093,008	USD	2,700,269	Barclays Bank PLC	10/20/2023	(146,327)
GBP	693,736	USD	884,497	Brown Brothers Harriman	10/20/2023	(37,983)
GBP	55,995	USD	71,049	JPMorgan Chase Bank N.A.	10/20/2023	(2,723)
GBP	84,743	USD	107,608	State Street Bank Corp.	10/20/2023	(4,203)
JPY	168,159,081	USD	1,230,592	JPMorgan Chase Bank N.A.	10/20/2023	(102,278)
JPY	62,823,025	USD	453,284	Merrill Lynch International	10/20/2023	(31,754)
JPY	52,916,386	USD	374,993	Morgan Stanley Capital Services, Inc.	10/20/2023	(19,934)
JPY	44,123,209	USD	311,955	UBS AG	10/20/2023	(15,897)
KRW	4,689,035,597	USD	3,523,964	Citibank N.A.	10/05/2023	(48,876)
MXN	7,644,998	USD	448,012	State Street Bank Corp.	10/20/2023	(10,584)
NOK	130,459	USD	13,087	Goldman Sachs International	10/20/2023	(885)
NZD	158,896	USD	100,110	HSBC Bank	10/20/2023	(4,875)
NZD	1,437,978	USD	867,945	Merrill Lynch International	10/20/2023	(6,091)
NZD	1,088,740	USD	680,890	State Street Bank Corp.	10/20/2023	(28,353)
SEK	7,597,031	USD	738,951	Brown Brothers Harriman	10/20/2023	(43,135)
SEK	372,050	USD	34,245	Deutsche Bank AG	10/20/2023	(169)
SEK	3,033,451	USD	297,096	JPMorgan Chase Bank N.A.	10/20/2023	(19,261)
SEK	9,673,688	USD	890,535	Morgan Stanley Capital Services, Inc.	10/20/2023	(4,517)
USD	43,884	AUD	68,678	HSBC Bank	10/20/2023	(297)
USD	429,668	AUD	669,710	Merrill Lynch International	10/20/2023	(1,159)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	631,284	EUR	596,805	State Street Bank Corp.	10/20/2023	$(128)
USD	428,583	GBP	352,294	Morgan Stanley Capital Services, Inc.	10/20/2023	(1,296)
USD	3,470,017	KRW	4,689,035,597	Citibank N.A.	10/05/2023	(5,069)
USD	425,928	KRW	575,033,958	Morgan Stanley Capital Services, Inc.	11/09/2023	(999)
USD	216,778	MXN	3,838,538	Goldman Sachs International	10/20/2023	(2,853)
USD	440,003	NZD	739,989	Morgan Stanley Capital Services, Inc.	10/20/2023	(3,510)
USD	163,693	NZD	273,821	State Street Bank Corp.	10/20/2023	(422)
USD	349,989	PEN	1,331,490	Barclays Bank PLC	11/03/2023	(921)
USD	496,791	SEK	5,521,160	HSBC Bank	10/20/2023	(8,895)
						$(1,084,895)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	11	$791,922	December - 2023	$20,496
Euro-Buxl 30 yr	Short	EUR	3	388,095	December - 2023	28,222
U.S. Treasury Ultra Bond 30 yr	Short	USD	8	949,500	December - 2023	63,689
						$112,407
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	29	$3,548,924	December - 2023	$(30,300)
Euro-Bund 10 yr	Long	EUR	7	952,032	December - 2023	(22,365)
U.S. Treasury Note 10 yr	Long	USD	30	3,241,875	December - 2023	(52,045)
U.S. Treasury Note 2 yr	Long	USD	22	4,459,641	December - 2023	(11,423)
U.S. Treasury Ultra Note 10 yr	Long	USD	18	2,008,125	December - 2023	(53,745)
						$(169,878)
At September 30, 2023, the fund had liquid securities with an aggregate value of $199,238 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$27,622,300	$—	$27,622,300
Non - U.S. Sovereign Debt	—	53,292,273	—	53,292,273
Municipal Bonds	—	229,617	—	229,617
U.S. Corporate Bonds	—	172,472	—	172,472
Residential Mortgage-Backed Securities	—	351,453	—	351,453
Commercial Mortgage-Backed Securities	—	170,571	—	170,571
Mutual Funds	3,358,890	—	—	3,358,890
Total	$3,358,890	$81,838,686	$—	$85,197,576
Other Financial Instruments
Futures Contracts – Assets	$112,407	$—	$—	$112,407
Futures Contracts – Liabilities	(169,878)	—	—	(169,878)
Forward Foreign Currency Exchange Contracts – Assets	—	1,336,621	—	1,336,621
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,084,895)	—	(1,084,895)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,089,199	$51,282,293	$56,012,885	$1,470	$(1,187)	$3,358,890
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$125,374	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2023, are as follows:
United States	33.2%
Japan	15.8%
United Kingdom	8.5%
Germany	7.1%
Italy	6.6%
Belgium	4.8%
Spain	3.8%
New Zealand	3.8%
France	2.7%
Other Countries	13.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.